Stockholders' Equity (Details 4) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Unvested balance at January 1, 2014	0	12,500
Warrants, Granted	0	750,000
Warrants, Vested		(762,500)
Warrants, Forfeited or Canceled	0	0
Warrants, Unvested balance at December 31, 2014		0
Weighted Average Grant Date Fair Value, Unvested balance at January 1, 2014	$ 0	$ 0.10
Weighted Average Grant Date Fair Value, Granted		$ 0.82
Weighted Average Grant Date Fair Value, Vested		$ (0.80)
Weighted Average Grant Date Fair Value, Forfeited or Canceled		$ 0
Weighted Average Grant Date Fair Value, Unvested balance at December 31, 2014		$ 0